Others - Summary of Analysis of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Others [Line Items]
Sensitivity analysis, Effect on profit or loss	$ (2,986)	$ (97)	$ 2,632	$ 417
Financial Assets Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 9,194	$ 300	$ 171
Non Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on other comprehensive income	$ 470	$ 15	$ 428
Non Monetary Items | AUD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on other comprehensive income	$ 380	$ 12	$ 251
Financial Liabilities Monetary Items | USD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 5,494	$ 179	$ 221
Financial Liabilities Monetary Items | AUD : NTD
Others [Line Items]
Sensitivity analysis, Extent of variation	1.00%	1.00%	1.00%
Sensitivity analysis, Effect on profit or loss	$ 551	$ 18	$ 348